Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share (Parentheticals)		12 Months Ended
		Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 ¥ / shares shares		Dec. 31, 2021 ¥ / shares shares
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share (in Shares)	[1]	1,243,140	1,243,140	500,000		500,000
Diluted earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (1.56)	$ (0.22)	¥ (9.18)	[1]	¥ (8.28)	[1]

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorized share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding, as a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).